Subsequent Events - Additional Information (Detail)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jul. 13, 2018 $ / shares shares	Jun. 15, 2018 USD ($) $ / shares shares	Jul. 31, 2018 CNY (¥)	May 31, 2018 $ / shares shares	May 31, 2017 $ / shares shares
Subsequent Event [Line Items]
Common shares, issued | shares						158,379,387	158,379,387
Common shares, par value | $ / shares						$ 0.01	$ 0.01
Subsequent Event [Member] | Koolearn Holding Limited [Member]
Subsequent Event [Line Items]
Common shares, issued | shares				13,858,832
Common shares, par value | $ / shares				$ 0.00002
Common shares, price | $ / shares				$ 1.4914
Total consideration | $				$ 20,668,000
Subsequent Event [Member] | Koolearn Holding Limited [Member] | Pre IPO Option Scheme Member
Subsequent Event [Line Items]
Employees share option plan authorized to grant options | shares			47,836,985
Employees share option plan granted, shares | shares			27,904,930
Employees share option plan granted, exercise price | $ / shares			$ 1.13
Subsequent Event [Member] | New Oriental Education Industry Fund [Member]
Subsequent Event [Line Items]
Total committed capital	$ 234,000.0	¥ 1.5
Committed to invest	$ 78,000				¥ 500